Business developments (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Aberdeen Asset Management PLC Sale	Feb. 29, 2012 Aberdeen Asset Management PLC Sale
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations	0	(19)	169	170
Ownership percentage in Aberdeen Asset Management					9.80%